Related Party Balances and Transactions - Cost of manufacturing consignment (Details) - Suzhou Zenlead XPT New Energy Technologies Co., Ltd. - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions
Cost of manufacturing consignment		¥ 89,286	¥ 174,680
Consideration paid	¥ 46,610